Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	ALPS Variable Investment Trust
CIK	dei_EntityCentralIndexKey	0001382990
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr. 02, 2015
Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2015
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Ibbotson Conservative ETF Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide investors with current income and preservation of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-29
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 23% of the average value of the Portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	23.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s and Subadviser’s agreement to waive fees or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in the Portfolio’s Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 80% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 20% of such allocation is invested in exchange-traded products (which may include Underlying ETFs, ETNs or investments registered only under the Securities Act of 1933) that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETPs”). However, under normal market conditions, the Portfolio may from time to time invest approximately 70-90% of such allocation in Fixed-Income Underlying ETFs and 10-30% of such allocation in Non-Fixed Income Underlying ETPs. Additional Information on the Portfolio’s Investment Strategies can be found in the Portfolio’s Prospectus.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio’s Principal Investment Risks can be found in the prospectus.

Management Risk. Any errors in the Subadviser’s judgment in setting the Portfolio’s asset allocation ranges may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Since the value of these instruments derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Exchange Traded Notes (“ETN”) Risks. ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, (iv) Duration Risk, (v) Emerging Markets Risk and (vi) High-Yield Risk.

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Foreign Securities Risk, (iii) Emerging Markets Risk, (iv) Commodity Risk, and (v) Real Estate Investment Trust (REIT) Risk.

May Lose Money	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Portfolio.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Dow Jones Conservative U.S. Portfolio Index is the Portfolio’s primary benchmark and is a broad measure of market performance that reflects a conservative asset allocation portfolio by aggregating the performance of a portfolio constituting 20% of the Dow Jones All Stock Portfolio and 80% of the Barclays U.S. Aggregate Bond Index. The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles. The Barclays U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market. The 20% S&P 500 Index/73% Barclays U.S. Aggregate Bond Index/7% The Bank of America Merrill Lynch (BoA ML) 3 Month Treasury Bill Index is the Portfolio’s secondary benchmark. This blend attempts to reflect the performance of a conservative asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings. The S&P 500 Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market. The Bank of America Merrill Lynch (BoA ML) 3 Month Treasury Bill Index is an unmanaged index of Treasury securities maturing in 90 days that assumes reinvestment of all income. Each index figure does not reflect any deduction for fees, expenses or taxes.

Class II shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-432-2926
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Ibbotson Conservative ETF Asset Allocation Portfolio – Class I
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 09/30/2009 4.91%	Worst Quarter: 09/30/2008 (3.27%)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.27%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Each index figure does not reflect any deduction for fees, expenses or taxes.
Ibbotson Conservative ETF Asset Allocation Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	0.68%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	69
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	222
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	388
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	868
2008	rr_AnnualReturn2008	(5.86%)
2009	rr_AnnualReturn2009	8.57%
2010	rr_AnnualReturn2010	6.67%
2011	rr_AnnualReturn2011	3.42%
2012	rr_AnnualReturn2012	5.48%
2013	rr_AnnualReturn2013	2.77%
2014	rr_AnnualReturn2014	3.10%
1 Year	rr_AverageAnnualReturnYear01	3.10%
5 Years	rr_AverageAnnualReturnYear05	4.28%
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2007
Ibbotson Conservative ETF Asset Allocation Portfolio | Class II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CETFX
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	0.93%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	95
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	301
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	523
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,164
1 Year	rr_AverageAnnualReturnYear01	2.77%
5 Years	rr_AverageAnnualReturnYear05	4.02%
Since Inception	rr_AverageAnnualReturnSinceInception	3.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2007
Ibbotson Income and Growth ETF Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide investors with current income and capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-29
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 16% of the average value of the Portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	16.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s and Subadviser’s agreement to waive fees or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in the Portfolio’s Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 60% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 40% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”). However, under normal market conditions, the Portfolio may from time to time invest approximately 50-70% of such allocation in Fixed-Income Underlying ETFs and 30-50% of such allocation in Non-Fixed Income Underlying ETFs. Additional Information on the Portfolio’s Investment Strategies can be found in the Portfolio’s Prospectus.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio’s Principal Investment Risks can be found in the prospectus.

Management Risk. Any errors in the Subadviser’s judgment in setting the Portfolio’s asset allocation ranges may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Since the value of these instruments derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Exchange Traded Notes (“ETN”) Risks. ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, (iv) Duration Risk, (v) Emerging Markets Risk and (vi) High-Yield Risk.

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Foreign Securities Risk, (iii) Emerging Markets Risk, (iv) Commodity Risk, and (v) Real Estate Investment Trust (REIT) Risk.

May Lose Money	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Portfolio.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Dow Jones Moderately Conservative U.S. Portfolio Index is the Portfolio’s primary benchmark. It is a broad measure of market performance that reflects a moderately conservative asset allocation portfolio by aggregating the performance of a portfolio constituting 40% of the Dow Jones All Stock Portfolio and 60% of the Barclays U.S. Aggregate Bond Index. The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles. The Barclays U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market. The 40% S&P 500 Index/55% Barclays U.S. Aggregate Bond Index/5% The Bank of America Merrill Lynch (BoA ML) 3 Month Treasury Bill Index is the Portfolio’s secondary benchmark. This blend attempts to reflect the performance of a moderately conservative asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings. The S&P 500 Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market. The Bank of America Merrill Lynch (BoA ML) 3 Month Treasury Bill Index is an unmanaged index of Treasury securities maturing in 90 days that assumes reinvestment of all income. Each index figure does not reflect any deduction for fees, expenses or taxes.

Class II shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-432-2926
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Ibbotson Income & Growth ETF asset Allocation Portfolio – Class I
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 6/30/2009 8.54%	Worst Quarter: 12/31/2008 (7.40)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.40%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Each index figure does not reflect any deduction for fees, expenses or taxes.
Ibbotson Income and Growth ETF Asset Allocation Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	0.67%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	68
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	214
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	373
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	834
2008	rr_AnnualReturn2008	(14.95%)
2009	rr_AnnualReturn2009	13.72%
2010	rr_AnnualReturn2010	9.04%
2011	rr_AnnualReturn2011	1.37%
2012	rr_AnnualReturn2012	8.18%
2013	rr_AnnualReturn2013	7.58%
2014	rr_AnnualReturn2014	3.63%
1 Year	rr_AverageAnnualReturnYear01	3.63%
5 Years	rr_AverageAnnualReturnYear05	5.92%
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2007
Ibbotson Income and Growth ETF Asset Allocation Portfolio | Class II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IETFX
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	0.92%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	94
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	293
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	509
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,130
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	5.65%
Since Inception	rr_AverageAnnualReturnSinceInception	3.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2007
Ibbotson Balanced ETF Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide investors with capital appreciation and some current income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-29
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 19% of the average value of the Portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	19.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s and Subadviser’s agreement to waive fees or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in the Portfolio’s Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 40% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 60% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”). However, under normal market conditions, the Portfolio typically may, from time to time, invest approximately 30-50% of such allocation in Fixed-Income Underlying ETFs and 50-70% of such allocation in Non-Fixed Income Underlying ETFs. Additional Information on the Portfolio’s Investment Strategies can be found in the Portfolio’s Prospectus.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio’s Principal Investment Risks can be found in the prospectus.

Management Risk. Any errors in the Subadviser’s judgment in setting the Portfolio’s asset allocation ranges may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Since the value of these instruments derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Exchange Traded Notes (“ETN”) Risks. ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, (iv) Duration Risk, (v) Emerging Markets Risk and (vi) High-Yield Risk.

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Foreign Securities Risk, (iii) Emerging Markets Risk, (iv) Commodity Risk, and (v) Real Estate Investment Trust (REIT) Risk.

May Lose Money	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Portfolio.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Dow Jones Moderate U.S. Portfolio Index is the Portfolio’s primary benchmark. It is a broad measure of market performance that reflects a moderate asset allocation portfolio by aggregating the performance of a portfolio constituting 60% of the Dow Jones All Stock Portfolio and 40% of the Barclays U.S. Aggregate Bond Index. The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles. The Barclays U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market. The 60% S&P 500 Index/38% Barclays U.S. Aggregate Bond Index/2% The Bank of America Merrill Lynch (BoA ML) 3 Month Treasury Bill Index is the Portfolio’s secondary benchmark. This blend attempts to reflect the performance of a moderate asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings. The S&P 500 Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market. The Bank of America Merrill Lynch (BoA ML) 3 Month Treasury Bill Index is an unmanaged index of Treasury securities maturing in 90 days that assumes reinvestment of all income. Each index figure does not reflect any deduction for fees, expenses or taxes.

Class II shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-432-2926
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Ibbotson Balanced ETF Asset Allocation – Class I
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 6/30/2009 12.62%	Worst Quarter: 12/31/2008 (13.09)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.09%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Each index figure does not reflect any deduction for fees, expenses or taxes.
Ibbotson Balanced ETF Asset Allocation Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	0.65%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	66
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	208
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	362
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	810
2008	rr_AnnualReturn2008	(23.74%)
2009	rr_AnnualReturn2009	19.74%
2010	rr_AnnualReturn2010	11.85%
2011	rr_AnnualReturn2011	(0.56%)
2012	rr_AnnualReturn2012	11.00%
2013	rr_AnnualReturn2013	12.19%
2014	rr_AnnualReturn2014	4.79%
1 Year	rr_AverageAnnualReturnYear01	4.79%
5 Years	rr_AverageAnnualReturnYear05	7.73%
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2007
Ibbotson Balanced ETF Asset Allocation Portfolio | Class II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BETFX
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	92
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	287
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	498
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,107
1 Year	rr_AverageAnnualReturnYear01	4.51%
5 Years	rr_AverageAnnualReturnYear05	7.47%
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2007
Ibbotson Growth ETF Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide investors with capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-29
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 16% of the average value of the Portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	16.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s and Subadviser’s agreement to waive fees or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in the Portfolio’s Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 20% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 80% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”). However, under normal market conditions, the Portfolio may, from time to time, invest approximately 10-30% of such allocation in Fixed-Income Underlying ETFs and 70-90% of such allocation in Non-Fixed Income Underlying ETFs. Additional Information on the Portfolio’s Investment Strategies can be found in the Portfolio’s Prospectus.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. Any investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio’s Principal Investment Risks can be found in the prospectus.

Management Risk. Any errors in the Subadviser’s judgment in setting the Portfolio’s asset allocation ranges may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Since the value of these instruments derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Exchange Traded Notes (“ETN”) Risks. ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, (iv) Duration Risk, (v) Emerging Markets Risk and (vi) High-Yield Risk.

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Foreign Securities Risk, (iii) Emerging Markets Risk, (iv) Commodity Risk, and (v) Real Estate Investment Trust (REIT) Risk.

May Lose Money	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Portfolio.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Any investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Dow Jones Moderately Aggressive U.S. Portfolio Index is the Portfolio’s primary benchmark. It is a broad measure of market performance that reflects a moderately aggressive asset allocation portfolio by aggregating the performance of a portfolio constituting 80% of the Dow Jones All Stock Portfolio and 20% of the Barclays U.S. Aggregate Bond Index. The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles. The Barclays U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market. The 80% S&P 500 Index/20% Barclays U.S. Aggregate Bond Index is the Portfolio’s secondary benchmark. This blend attempts to reflect the performance of a moderately aggressive asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings. The S&P 500 Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market. Each index figure does not reflect any deduction for fees, expenses or taxes.

Class II shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-432-2926
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Ibbotson Growth ETF Asset Allocation Portfolio – Class I
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 6/30/2009 16.96%	Worst Quarter: 12/31/2008 (18.08)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.08%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Each index figure does not reflect any deduction for fees, expenses or taxes.
Ibbotson Growth ETF Asset Allocation Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	0.64%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	65
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	205
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	357
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	798
2008	rr_AnnualReturn2008	(31.30%)
2009	rr_AnnualReturn2009	24.94%
2010	rr_AnnualReturn2010	14.19%
2011	rr_AnnualReturn2011	(3.50%)
2012	rr_AnnualReturn2012	13.24%
2013	rr_AnnualReturn2013	16.78%
2014	rr_AnnualReturn2014	4.85%
1 Year	rr_AverageAnnualReturnYear01	4.85%
5 Years	rr_AverageAnnualReturnYear05	8.85%
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2007
Ibbotson Growth ETF Asset Allocation Portfolio | Class II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GETFX
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	0.89%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	91
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	284
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	493
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,095
1 Year	rr_AverageAnnualReturnYear01	4.57%
5 Years	rr_AverageAnnualReturnYear05	8.58%
Since Inception	rr_AverageAnnualReturnSinceInception	3.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2007
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide investors with capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-29
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 19% of the average value of the Portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	19.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s and Subadviser’s agreement to waive fees or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in the Portfolio’s Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 10% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 90% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”). However, under normal market conditions, the Portfolio may, from time to time, invest approximately 0-20% of such allocation in Fixed-Income Underlying ETFs and 80-100% of such allocation in Non-Fixed Income Underlying ETFs. Additional Information on the Portfolio’s Investment Strategies can be found in the Portfolio’s Prospectus.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio’s Principal Investment Risks can be found in the prospectus.

Management Risk. Any errors in the Subadviser’s judgment in setting the Portfolio’s asset allocation ranges may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Since the value of these instruments derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Exchange Traded Notes (“ETN”) Risks. ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, (iv) Duration Risk, (v) Emerging Markets Risk and (vi) High-Yield Risk.

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Foreign Securities Risk, (iii) Emerging Markets Risk, (iv) Commodity Risk, and (v) Real Estate Investment Trust (REIT) Risk.

May Lose Money	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Portfolio.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Dow Jones Aggressive U.S. Portfolio Index is the Portfolio’s primary benchmark. It is a broad measure of market performance that reflects an aggressive asset allocation portfolio by aggregating the performance of a portfolio constituting 100% of the Dow Jones All Stock Portfolio. The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles. The Barclays U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market. The 90% S&P 500 Index/10% Barclays U.S. Aggregate Bond Index is the Portfolio’s secondary benchmark. This blend attempts to reflect the performance of an aggressive asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings. The S&P 500 Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market. Each index figure does not reflect any deduction for fees, expenses or taxes.

Class II shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-432-2926
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Ibbotson Aggressive Growth ETF Asset Allocation – Class I
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 6/30/2009 19.29%	Worst Quarter: 12/31/2008 (21.38)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.38%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Each index figure does not reflect any deduction for fees, expenses or taxes.
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	0.68%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	69
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	218
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	379
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	846
2008	rr_AnnualReturn2008	(36.57%)
2009	rr_AnnualReturn2009	27.79%
2010	rr_AnnualReturn2010	15.58%
2011	rr_AnnualReturn2011	(4.85%)
2012	rr_AnnualReturn2012	14.46%
2013	rr_AnnualReturn2013	18.53%
2014	rr_AnnualReturn2014	4.74%
1 Year	rr_AverageAnnualReturnYear01	4.74%
5 Years	rr_AverageAnnualReturnYear05	9.34%
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2007
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio | Class II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGTFX
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	0.93%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	95
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	296
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	514
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,142
1 Year	rr_AverageAnnualReturnYear01	4.56%
5 Years	rr_AverageAnnualReturnYear05	9.06%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2007
ALPS/Alerian Energy Infrastructure Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	ALPS | ALERIAN ENERGY INFRAStrUCTURE PORTFOLIO
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the “Index”).

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-29
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 33% of the average value of the Portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	33.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s agreement to waive fees or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. Developed by Alerian, the Index is intended to give investors a means of tracking the overall performance of the North American Energy Infrastructure sector. North American Energy Infrastructure sector companies own and operate assets that are used in the energy sector to provide the link between the source of energy (where it is produced) and the end user (where it is consumed).

The Index is comprised of 30 equity securities of issuers headquartered or incorporated in the United States and Canada that engage in the transportation, storage, and processing of energy commodities (“midstream energy businesses”). The following five categories of issuers are included in the Index: (i) master limited partnerships and limited liability companies taxed as partnerships (“MLPs”) known as “energy infrastructure MLPs” (seven constituents, 25% total index weight), (ii) U.S. energy infrastructure companies (seven constituents, 30% total index weight), (iii) Canadian MLP affiliates (two constituents, 10% total index weight), (iv) U.S. integrated utilities companies (seven constituents, 15% total index weight) and (v) Canadian energy infrastructure companies (seven constituents, 20% total index weight).

The Portfolio will normally invest at least 90% of its net assets in securities that comprise the Index (or depositary receipts based on such securities). Under normal conditions, the Portfolio generally will invest in all of the securities that comprise the Index in proportion to their weightings in the Index; however, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Portfolio may purchase a sample of the securities in the Index or utilize various combinations of other available investment techniques in seeking performance which corresponds to the performance of the Index.

Pursuant to Section 851(b)(3) of the Internal Revenue Code of 1986, as amended (the “Code”), the Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs.

Unlike direct investments in MLPs, income and losses from the Alerian Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The Alerian Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as Alerian Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations.

Master Limited Partnerships

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Energy infrastructure MLPs are MLPs that primarily derive their revenue from businesses involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

Canadian MLP Affiliates

Canadian MLP affiliates are entities that own the general partner of a U.S. publicly traded partnership. Their assets may include general partner interests, incentive distribution rights (“IDRs”), common units and subordinated units. Holders of IDRs are entitled to a larger share of the cash distributions after the distributions to common unit holders meet certain prescribed levels. IDRs are generally attributable to the holder’s other equity interest (typically a general partner interest and subordinated units) in the MLP and permit the holder to receive a disproportionate share of the cash distributions above stated levels.

Energy Infrastructure and Integrated Utilities Companies

Energy infrastructure and integrated utilities companies are corporations headquartered or incorporated in the United States or Canada, including Canadian pipeline trusts and their successor companies. Energy infrastructure companies provide services in support of infrastructure assets such as pipelines, petroleum and natural gas storage, and natural resource processing. These entities separately report the transportation, storage, and/or processing of energy commodities as a distinct business segment on their consolidated financial statements.

Canadian pipeline trusts have as their principal underlying business the ownership and operation of pipelines or other energy distribution assets. These trusts typically generate cash flow through the levy of fixed rate transportation tolls based on product throughput.

U.S. energy infrastructure and integrated utilities companies also provide services in support of infrastructure assets such as pipelines, petroleum and natural gas storage, and natural resource processing and report the cash flow from such businesses as a distinct business segment on their financial statements. However, U.S. energy infrastructure and integrated utilities companies earn the majority of their cash flow from the retail distribution of electricity and natural gas.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Portfolio employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. Developed by Alerian, the Index is intended to give investors a means of tracking the overall performance of the North American Energy Infrastructure sector. North American Energy Infrastructure sector companies own and operate assets that are used in the energy sector to provide the link between the source of energy (where it is produced) and the end user (where it is consumed).
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio’s Principal Investment Risks can be found in the prospectus.

Investment Risk. An investment in the Portfolio is subject to investment risk including the possible loss of the entire principal amount that you invest.

Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Industry Specific Risks. The Portfolio invests primarily in companies engaged in the energy infrastructure sector. Such companies are subject to risks specific to the industry they serve including, but not limited to, the following:

• reduced volumes of natural gas or other energy commodities available for transporting, processing or storing;

• new construction risks and acquisition risk which can limit growth potential;

• a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;

• changes in the regulatory environment;

• extreme weather;

• rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

• threats of attack by terrorists.

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, as described in more detail in the Prospectus. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

MLP Tax Risk. MLPs are treated as partnerships for U.S. federal income tax purposes and do not pay U.S. federal income tax at the entity level. Rather, each partner is allocated a share of the MLP’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being subject to U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Portfolio were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Portfolio and reduced distributions.

MLP Affiliate Risk. MLP affiliates are entities that own the general partner of a US publicly traded partnership. MLP affiliates are exposed to the operational risks associated with MLPs. MLP affiliates are also exposed to the tax risk associated with MLP distributions: if any of the MLPs managed by an MLP affiliate were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction in the value of the MLP’s ownership of the MLP interests and distributions to the MLP affiliate, and thus to the Fund.

Equity Securities Risk. Common stock, MLP common units and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, investor sentiment towards the natural resources sector, changes in an issuer’s financial condition, and poor performance of a particular issuer.

Large-Cap, Mid-Cap and Small-Cap Companies Risk. The Portfolio’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers (including Canadian issuers) involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Liquidity Risk. Although common units of MLPs trade on the NYSE, the NASDAQ, and the NYSE MKT, certain MLP and other securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP and other securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Portfolio to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Adviser believes it is desirable to do so. The Portfolio’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Portfolio’s ability to make dividend distributions to you.

Issuer Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issues can be more volatile than that of larger issues.

Concentration Risk. Under normal circumstances, and to the extent consistent with the Portfolio’s investment objective of seeking investment results that correspond (before fees and expenses) generally to the price and yield performance of the Index, the Portfolio concentrates its investments in the North American Energy Infrastructure industry. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940. This means that the Portfolio has the ability to take larger positions in a smaller number of issuers than a Portfolio that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Replication Management Risk. Unlike many investment companies, the Portfolio is not “actively” managed. Therefore, it may not necessarily sell a security solely because the security’s issuer is in financial difficulty unless that security is removed from the Index.

Non-Correlation Risk. The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Portfolio’s securities holdings to reflect changes in the composition of the Index.

The Portfolio may not be fully invested at times, either as a result of cash flows into the Portfolio or reserves of cash held by the Portfolio to meet redemptions and expenses. If the Portfolio utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

May Lose Money	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Portfolio.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940. This means that the Portfolio has the ability to take larger positions in a smaller number of issuers than a Portfolio that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Alerian Energy Infrastructure Index is a composite of 30 core North American energy infrastructure companies that engage in the transportation, storage, and processing of energy commodities.

Class III shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class III shares. Accordingly, performance would have been lower if Class III expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-432-2926
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ALPS | Alerian Energy Infrastructure Portfolio – Class I
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 06/30/2014 14.86%	Worst Quarter: 12/31/2014 (4.66%)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.66%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
ALPS/Alerian Energy Infrastructure Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Portfolio Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	97
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	335
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	591
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,325
2014	rr_AnnualReturn2014	12.44%
1 Year	rr_AverageAnnualReturnYear01	12.44%
Since Inception	rr_AverageAnnualReturnSinceInception	12.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2013
ALPS/Alerian Energy Infrastructure Portfolio | Class III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALEFX
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Portfolio Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	1.30%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	132
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	437
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	765
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,690
1 Year	rr_AverageAnnualReturnYear01	11.91%
Since Inception	rr_AverageAnnualReturnSinceInception	11.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2013
ALPS/Red Rocks Listed Private Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to seek to maximize total return, which consists of appreciation on its investments and a variable income stream.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-29
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the period from September 30, 2014 to December 31, 2014, the Portfolio’s turnover rate was 45% of the average value of the Portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	45.00%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	“Other Portfolio Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the Portfolio’s initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other Portfolio Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the Portfolio’s initial fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the acquired funds.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s agreement to waive fees and/or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To achieve its objective, the Portfolio will invest at least 80% of its net assets in securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies (“Listed Private Equity Companies”). Although the Portfolio does not invest directly in private companies, it will be managed with a similar approach: identifying and investing in long-term, high-quality Listed Private Equity Companies.

Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicle whose purpose is to invest in privately held companies. The determination of whether a company is a Listed Private Equity Company will be made at the time of purchase and a portfolio company’s status will not vary solely as a result of fluctuations in the value of its assets or as a result of the progression of its holdings through the normal stages of a private equity company, including the exit stage. A portfolio company is considered to have a stated intention of investing primarily in private companies if it meets the criteria above under normal circumstances, notwithstanding temporary fluctuations in the public/private values of its private equity portfolio. The inclusion of a company in a recognized Listed Private Equity index will be considered a primary factor in the determination of whether a company is a Listed Private Equity Company.

Red Rocks Capital LLC (the “Sub-Adviser”) selects investments from the Listed Private Equity Company universe pursuant to a proprietary selection methodology using quantitative and qualitative historical results and commonly used financial measurements such as: price-to-book, price-to-sales, price-to-earnings, return on equity and balance sheet analysis. In addition, the Sub-Adviser observes the depth and breadth of company management, including management turnover. Lastly, the Sub-Adviser looks to allocate the portfolio directly and indirectly amongst industry sectors, geographic locations, stage of investment and the year in which the private equity firm or fund makes a commitment or an investment in a fund, asset or business (“vintage year”).

The Portfolio’s policy to invest, at least 80% of its net assets in Listed Private Equity Companies, under normal market conditions, may not be changed without written notification to shareholders at least sixty (60) days prior to any change in such policy.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio’s Principal Investment Risks can be found in the prospectus.

Market Risk. Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of the Portfolio’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Managed Portfolio Risk. Any failure by the Sub-Adviser to accurately measure market risk and appropriately react to current and developing market trends may result in significant losses in the Portfolio’s investments, which can also result in possible losses overall for the Portfolio.

Private Equity Risk. There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately–held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. In addition to the risks associated with the Portfolio’s direct investments, the Portfolio is also subject to the underlying risks which affect the Listed Private Equity Companies in which the Portfolio invests. Listed Private Equity Companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity risk, industry risk, non-U.S. security risk, currency risk, valuation risk, credit risk and managed portfolio risk.

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Emerging Markets Risk. To the extent that the Portfolio invests in issuers located in emerging markets, the risk may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

New Portfolio Risk. The Portfolio does not yet have a full calendar year of performance history for investors to evaluate.

May Lose Money	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Portfolio.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Portfolio has not yet completed a full calendar year of investment operations. When the Portfolio has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns compared to benchmarks selected for the Portfolio. Updated performance information will be available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Portfolio has not yet completed a full calendar year of investment operations.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-432-2926
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
ALPS/Red Rocks Listed Private Equity Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Portfolio Expenses	rr_Component2OtherExpensesOverAssets	0.20%	[7]
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%	[8]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	1.80%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	183
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	598
ALPS/Red Rocks Listed Private Equity Portfolio | Class III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVPEX
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Portfolio Expenses	rr_Component2OtherExpensesOverAssets	0.20%	[7]
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%	[8]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	2.15%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	218
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	704
ALPS/Stadion Tactical Defensive Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	ALPS | STADION TACTICAL DEFENSIVE PORTFOLIO
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to seek capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	(expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-29
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the period from April 30, 2014 to December 31, 2014, the Portfolio’s turnover rate was 89% of the average value of the Portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	89.00%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	“Other Portfolio Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the Portfolio’s initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other Portfolio Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the Portfolio’s initial fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s and Sub-Adviser’s agreement to waive fees and/or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Portfolio invests primarily in and allocates its investments primarily between Fund Investments (defined below) that the Sub-Adviser believes have the potential for capital appreciation and Cash Positions (defined below). “Fund Investments” include actively managed or index-based ETFs (exchange traded funds), groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds or other index- or sector-based groups of related securities), and index-based mutual funds or other investment companies. Index-based ETFs are funds traded on securities exchanges that generally hold a portfolio of common stocks or bonds designed to correspond with the performance of a securities index. Alternatively, an ETF may be actively managed in accordance with a particular investment objective and strategy, similar to other non-index based investment companies. “Cash Positions” include cash and short-term, highly liquid investments such as money market instruments, U.S. Government obligations, commercial paper, repurchase agreements and other cash or cash equivalent positions.

In allocating the Portfolio’s assets, the Sub-Adviser uses a proprietary, technically driven asset allocation model to determine current risk in the broad equity markets (reflected in the Sub-Adviser’s model by a weighted average score) based on a number of technical indicators examined by the Sub-Adviser. The technical indicators examined by the Sub-Adviser are primarily focused on trend analysis, such as analysis of price trends (e.g., determining risk based on movements of market prices up or down), breadth trends (e.g., analyzing the ratio of the number of advancing stocks to declining stocks) and relative strength (i.e., comparing risk profiles of investment alternatives such as small cap vs. large cap or growth vs. value).

Based on its allocation model, the Sub-Adviser seeks to evaluate the risk levels for different markets and market sectors. For example, the Sub-Adviser will use the model to make a technical determination of the risk that different markets or market sectors will decline. The Sub-Adviser then seeks to participate in markets and market sectors with low risk scores by purchasing or increasing its exposure to Fund Investments tracking applicable equity markets or market sectors, and seeks to divest investments in markets and market sectors with high risk scores by selling interests or reducing investment exposure in Fund Investments tracking equity markets or market sectors in favor of fixed-income Fund Investments or Cash Positions.

To participate in markets and market sectors, the Sub-Adviser’s investment philosophy emphasizes purchasing Fund Investments, which the Sub-Adviser believes are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ-100, MSCI EAFE, Barclays bond indexes, etc.) and market sector indexes (e.g., healthcare indexes, utilities indexes, real estate indexes, etc.). The Portfolio may invest up to 100% of its portfolio in Fund Investments that have portfolios comprised primarily of equity securities of domestic or foreign companies of any size in any sector. The Portfolio may also invest up to 100% of its portfolio in fixed-income Fund Investments that have portfolios comprised of domestic or foreign corporate and/or government bonds issued by any size company, municipality, or government body in any sector of any maturity or yield, provided that corporate debt obligations are “investment grade” securities rated in one of the four highest rating categories by any one or more nationally recognized rating agencies or, if not rated, are of equivalent quality in the opinion of the Sub-Adviser. Under normal conditions, the sub-adviser expects total Cash Positions to range from 0% to 50% of the Portfolio’s assets.

Under normal conditions, the Portfolio will generally invest as follows:

• The Core Position. Approximately 50% of the Portfolio’s assets will be invested in one or more broad-based equity or fixed-income Fund Investments, such as the S&P 500 Index, the Russell 2000 Index, the S&P 400 Mid-Cap Index, the Dow Jones Industrial Index, the Barclays U.S. Aggregate Bond Index, and the EAFE (Europe, Australia and Far East) Index or market sector Fund Investments, such as those tracking healthcare, utilities, real estate, financial, technology, consumer goods or other indexes (the “Core Position”). The mix of investments within the Portfolio’s Core Position may change frequently as the Sub-Adviser deems appropriate or necessary based upon its analysis and allocation models. However, through the Core Position, the Portfolio will be exposed to the performance of selected U.S. or international equity or debt markets as a whole, or sector indexes, regardless of market conditions or risk.

• The Satellite Position. Approximately 50% of the Portfolio’s assets will be invested primarily in market sector Fund Investments, fixed-income Fund Investments, or Cash Positions using an allocation model and risk-based ranking system (the “Satellite Position”). The Satellite Position is not designed to hedge the Core Position; however, some investment positions may hedge, or have the effect of hedging, a portion of the Core Position from time to time, while some may amplify risks of the Core Position.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio’s Principal Investment Risks can be found in the prospectus. Unless stated otherwise, the principal risks described below are applicable to the Portfolio directly and indirectly through the Fund Investments in which the Portfolio invests.

Market Risk. Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of the Portfolio’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Management Risk. Any failure by the Sub-Adviser’s allocation model to accurately measure market risk and appropriately react to current and developing market trends may result in significant losses in the Portfolio’s investments, which can also result in possible losses overall for the Portfolio.

Equity Securities Risk. Equity securities investments, including underlying Fund Investments with exposure to equity securities, will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk and (ii) Foreign Securities Risk.

Asset Concentration Risk. To the extent that the Portfolio holds positions that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Fixed Income Risk. Fixed income investments, including underlying Fund Investments with exposure to fixed-income securities, will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, (iv) Liquidity Risk and (v) Duration Risk.

Fund of Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in ETFs or other investment companies, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of such ETFs or other investment companies in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the ETFs or other investment companies and may be higher than mutual funds that invest directly in stocks and bonds.

ETF Risks. ETFs are subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the ETF may fail to achieve close correlation with the index that it tracks.

Tracking Risk. Fund Investments in which the Portfolio invests may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Fund Investments in which the Portfolio invests may incur expenses not incurred by their applicable indices, especially when rebalancing holdings to reflect changes in the composition of an index. Certain securities comprising the indices tracked by the Fund Investments may, from time to time, temporarily be unavailable, which may further impede the Fund Investments’ ability to track their applicable indices or match their performance.

Risks Related to Portfolio Turnover. As a result of its trading strategies, the Portfolio may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Portfolio due to these increased costs.

U.S. Government Securities Risk. Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government. In addition, such securities may not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

Risks Related to Investments in Money Market Mutual Funds. Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Portfolio will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Cash Position Risk. The Portfolio’s ability to meet its investment objective may be limited to the extent it holds significant Cash Positions in periods when markets are rising.

May Lose Money	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Portfolio.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Portfolio will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Portfolio has not yet completed a full calendar year of investment operations. When the Portfolio has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns compared to benchmarks selected for the Portfolio. Updated performance information will be available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Portfolio has not yet completed a full calendar year of investment operations.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-432-2926
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
ALPS/Stadion Tactical Defensive Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Portfolio Expenses	rr_Component2OtherExpensesOverAssets	13.02%
Other Expenses	rr_OtherExpensesOverAssets	13.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.20%	[10]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(12.97%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	1.23%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	125
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	2,816
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	5,067
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	9,211
ALPS/Stadion Tactical Defensive Portfolio | Class II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALSPX
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	none
Other Portfolio Expenses	rr_Component2OtherExpensesOverAssets	8.64%	[12]
Other Expenses	rr_OtherExpensesOverAssets	8.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.92%	[10]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(8.59%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	1.33%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	135
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	2,094
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	3,874
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	7,645
ALPS/Stadion Tactical Defensive Portfolio | Class III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALSTX
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Portfolio Expenses	rr_Component2OtherExpensesOverAssets	8.38%
Other Expenses	rr_OtherExpensesOverAssets	8.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.91%	[10]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(8.33%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	1.58%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	161
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	2,113
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	3,887
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	7,647
ALPS/Stadion Tactical Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the ALPS | Stadion Tactical Growth Portfolio (the “Portfolio”) is to seek long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-29
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio is not yet operational and therefore does not have any portfolio turnover to report.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	“Other Portfolio Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the Portfolio’s initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other Portfolio Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the Portfolio’s initial fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the ETFs and other investment companies.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After one year , the Example does not take into consideration the Adviser’s and Sub-Adviser’s agreement to waive fees and/or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Portfolio invests primarily in actively managed or index-based exchange traded funds (“ETFs”), mutual funds and other investment companies, and groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds and other index-or sector-based groups of related securities) (collectively, “Fund Investments”) that the Adviser or Sub-Adviser believes have the potential for capital appreciation. The Portfolio’s investment strategy will emphasize growth style investing, but Fund Investments may also at times have value characteristics.

In allocating the Portfolio’s assets, the Sub-Adviser uses a proprietary quantitative research process to determine current risk in the broad equity markets, as well as to determine the Portfolio’s:

• optimum cash position;

• weighting between the value and growth segments of the market;

• sector and industry allocation; and

• domestic and international exposure.

The Sub-Adviser generally will search for investments that exhibit attractive valuations on several metrics. To participate in markets and market sectors, the Sub-Adviser’s investment philosophy emphasizes purchasing Fund Investments, which the Sub-Adviser believes are a convenient way to invest in both broad market indexes and market sector indexes.

The Sub-Adviser retains the flexibility to allocate among equity or fixed-income Fund Investments as determined to be suitable for the Portfolio. The Portfolio may invest up to 100% of its assets in Fund Investments that have portfolios comprised of equity securities (including domestic or foreign companies of any size in any sector) or fixed-income securities (including domestic or foreign corporate and/or government bonds issued by any size company, municipality or government body in any sector of any maturity, yield or quality rating, including investment grade and high yield, non-investment grade fixed income securities (commonly known as “junk bonds”)).The mix of fixed income and equity Fund Investments may be substantially over-weighted or under-weighted in favor of fixed income or equities, depending on prevailing market conditions. The Portfolio may participate in a limited number of industry sectors, but will not concentrate its investments in any particular sector.

The Sub-Adviser generally sells a security under one or more of the following conditions:

• the security reaches the Sub-Adviser’s appraised value;

• there is a more attractively priced Fund Investment or other security as an alternative;

• the optimum Cash Position has changed based on the Sub-Adviser’s quantitative research;

• the weighting between the value and growth segments of the market have changed based on the Sub-Adviser’s quantitative research;

• the weighting between sector and industry allocations have changed based on the Sub-Adviser’s quantitative research; or

• the weighting between domestic and international exposure have changed based on the Sub-Adviser’s quantitative research.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio’s Principal Investment Risks can be found in the prospectus. Unless stated otherwise, the principal risks described below are applicable to the Portfolio directly and indirectly through the Fund Investments in which the Portfolio invests.

Market Risk. Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of the Portfolio’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Management Risk. Any failure by the Sub-Adviser’s allocation model to accurately measure market risk and appropriately react to current and developing market trends may result in significant losses in the Portfolio’s investments, which can also result in possible losses overall for the Portfolio.

Growth Securities Risk: The Portfolio may invest in growth-oriented companies that the Adviser or Sub-Adviser believes, as applicable, will have revenue and earnings that grow faster than the economy as a whole. These companies may offer above-average prospects for capital appreciation with little or no emphasis on dividend income. It is possible that the Portfolio’s return could be negatively impacted if the Adviser’s or Sub-Adviser’s, as applicable, perceptions of a company’s growth potential are wrong, and the securities purchased may not perform as expected.

Value Securities Risk: The Portfolio may invest in value-oriented companies that the Adviser or Sub-Adviser, as applicable, believes to be undervalued or selling at a discount to their intrinsic value. Investments in these companies are subject to the risk that the market may never fully realize a company’s intrinsic value or that the Adviser’s or Sub-Adviser’s, as applicable, perceptions of a company’s value potential are wrong, and the securities purchased may not perform as expected.

Foreign Securities Risk. Foreign securities held by the Portfolio are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political and/or diplomatic instability, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets, including expropriation or confiscatory taxation), different trading practices, different accounting and reporting requirements, less government supervision, less publicly available information, limited trading markets and greater volatility.

Large-Cap, Mid-Cap and Small-Cap Companies Risk. The Portfolio’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Portfolio does not intend to invest in any particular sector or sectors, the Portfolio may, from time to time, emphasize investments in one or more sectors.

Commodity Risk. The Portfolio may invest directly or indirectly in physical commodities, such as gold, silver and other precious minerals. Thus, the Portfolio may be affected by changes in commodity prices. Commodity prices tend to be cyclical and can move significantly in short periods of time. In addition, new discoveries or changes in government regulations can affect the price of commodities.

Fixed Income Risk. Fixed income investments, including underlying Fund Investments with exposure to fixed-income securities, will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, (iv) Liquidity Risk and (v) Duration Risk.

High-Yield Risk. Investment in securities which invest in high-yield or “junk” bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

ETF Risks. ETFs are subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the ETF may fail to achieve close correlation with the index that it tracks.

Risk of Investing in Other Investment Companies. To the extent the Portfolio invests in other investment companies, such as ETFs, the Portfolio’s shareholders will indirectly bear a proportionate share of any fees and expenses of the underlying investment company in addition to the Portfolio’s own fees and expenses. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Portfolio expenses, including management fees. As a result, your cost of investing will be higher than the cost of investing directly in the underlying investment funds and may be higher than mutual funds that invest directly in stocks and bonds. Investments by the Portfolio in other investment companies may be subject to restrictions under applicable laws, and absent exemptive relief, may affect the Portfolio’s ability to allocate investments in a manner that the Sub-Adviser considers optimal.

Tracking Risk. Fund Investments in which the Portfolio invests may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Fund Investments in which the Portfolio invests may incur expenses not incurred by their applicable indices, especially when rebalancing holdings to reflect changes in the composition of an index. Certain securities comprising the indices tracked by the Fund Investments may, from time to time, temporarily be unavailable, which may further impede the Fund Investments’ ability to track their applicable indices or match their performance.

Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

Risks Related to Portfolio Turnover. As a result of its trading strategies, the Portfolio may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Portfolio due to these increased costs.

Risks Related to Investments in Money Market Mutual Funds. Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Portfolio will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Derivatives Risk. The Portfolio may use derivative instruments. The value of these instruments derives from the value of an underlying asset, currency or index. Derivative instruments may be difficult to value and may be subject to substantial fluctuations in valuations caused by, among other things, changes in the value of the underlying asset. Derivative instruments may be volatile, and the potential loss on a derivative position may exceed the initial investment. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, or that the holder of the derivative instrument is unable to close out a position, which could cause losses.

In particular, the Portfolio may utilize, or may have indirect exposure to, the following types of instruments:

Options. Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The value of the Portfolio’s positions (or those of an underlying investment) in options fluctuates in response to changes in the value of the underlying security. The Portfolio or the underlying investment also risks losing all or part of the cash paid for purchasing call and put options.

Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio or underlying investment and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) transaction costs associated with investments in futures, including margin requirements.

New Portfolio Risk. The Portfolio does not yet have a full calendar year of performance history for investors to evaluate.

May Lose Money	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Portfolio.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Portfolio will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Portfolio has not yet commenced operations. When the Portfolio has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns compared to benchmarks selected for the Portfolio. Updated performance information will be available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Portfolio has not yet commenced operations.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-432-2926
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
ALPS/Stadion Tactical Growth Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Portfolio Expenses	rr_Component2OtherExpensesOverAssets	0.34%	[13]
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%	[14]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	1.20%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	122
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	442
ALPS/Stadion Tactical Growth Portfolio | Class III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALSGX
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Portfolio Expenses	rr_Component2OtherExpensesOverAssets	0.34%	[13]
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[14]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	1.55%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	158
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	550

[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.
[2]	ALPS Advisors, Inc. (the "Adviser") and Ibbotson Associates, Inc. (the "Subadviser") have contractually agreed to jointly waive the management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of the Class I or Class II shares average daily net assets through April 29, 2016. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.
[4]	ALPS Advisors, Inc. (the "Adviser") and Ibbotson Associates, Inc. (the "Subadviser") have contractually agreed to jointly waive the management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of the Class I or Class II shares average daily net assets through April 29 , 2016. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
[5]	ALPS Advisors, Inc. (the "Adviser") and Ibbotson Associates, Inc. (the "Subadviser") have contractually agreed to jointly waive the management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of the Class I or Class II shares average daily net assets through April 29, 2016. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
[6]	ALPS Advisors, Inc. (the "Adviser") has contractually agreed to waive the management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) Fees, Shareholder Service Fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.80% of either Class I or Class III shares average daily net assets through April 29, 2016. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
[7]	"Other Portfolio Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the Portfolio's initial fiscal year.
[8]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the acquired funds.
[9]	ALPS Advisors, Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.95% of the Portfolio's Class I or Class III shares average daily net assets through April 29, 2016 . The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Portfolio's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Portfolio will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fee and expense was waived or reimbursed. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
[10]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.
[11]	ALPS Advisors, Inc. (the "Adviser") and Stadion Money Management, LLC (the "Sub-Adviser") have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.80% of the Portfolio's Class I, Class II or Class III shares average daily net assets through April 29, 2016. The Adviser and Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses each has borne through the agreement described above to the extent that the Portfolio's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Portfolio will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fee and expense was waived or reimbursed. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
[12]	Class II has not yet commenced operations. "Other Portfolio Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the Portfolio's initial fiscal year.
[13]	"Other Portfolio Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the Portfolio's initial fiscal year.
[14]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the ETFs and other investment companies.
[15]	ALPS Advisors, Inc. (the "Adviser") and Stadion Money Management, LLC (the "Sub-Adviser") have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.80% of the Portfolio's Class I or Class III shares average daily net assets through April 29, 2016. The Adviser and Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses each has borne through the agreement described above to the extent that the Portfolio's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Portfolio will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fee and expense was waived or reimbursed. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.